Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
	2017	2016
	US$’000	US$’000
Office premises*	1,866	1,866
Leasehold improvements	157	155
Furniture, fixtures and office equipment	612	581
Motor vehicles	191	188
Testing equipment	37	30
	2,863	2,820

Less: Accumulated depreciation	(2,129)	(2,049)
	734	771

Depreciation expense
	2017	2016	2015
	US$’000	US$’000	US$’000
Depreciation charge	61	55	56

ZHEJIANG TIANLAN
Property, plant and equipment
	2017	2016
	RMB’000	RMB’000
Building and leasehold improvements	56,665	56,665
Furniture, fixtures and office equipment	10,911	9,660
Motor vehicles	4,410	4,451
Plant and machineries	115,349	115,349
Construction in progress	-	211

	187,335	186,336

Less: Accumulated depreciation	(46,856)	(36,496)

	140,479	149,840

Depreciation expense
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Depreciation charge	12,647	14,144	8,473

ZHEJIANG JIAHUAN
Property, plant and equipment
	2017	2016
	RMB’000	RMB’000
Buildings	34,724	34,724
Plant and machinery	5,813	7,014
Office equipment	1,252	1,206
Motor vehicles	467	467
	42,256	43,411
Less: Accumulated depreciation	(22,294)	(21,550)
	19,962	21,861

Depreciation expense
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Depreciation charge	2,093	2,211	2,296